Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Taxes [Line Items]
Effective tax rate	17.60%	(9.20%)	19.70%	3.00%
Effective statutory tax rate	31.00%	31.00%	31.00%	31.00%
Amount of tax effect from non-taxable dividend		¥ 50		¥ 51
Impact on effective tax rate		38.60%		25.30%